UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Strategic Bond Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—96.9%
		Corporate Bonds—92.0%
		Aerospace & Defense—6.7%
$ 250		AAR Corp., Ser. A2, 8.39%, 5/15/11	$252,500
120	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	118,800
1,064		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,085,280
		DRS Technologies, Inc.,
50		6.875%, 11/01/13	48,000
80		7.625%, 2/01/18	76,800
2,000		Lockheed Martin Corp., Ser. B, 6.15%, 9/01/36	1,994,502
1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,051,840
650		Raytheon Co., 4.85%, 1/15/11	638,143
50		Sequa Corp., 9.00%, 8/01/09	52,000
90	[1]	TransDigm, Inc., 7.75%, 7/15/14	88,200
1,000		United Technologies Corp., 6.35%, 3/01/11	1,031,896
		Total Aerospace & Defense	6,437,961
		Automotive—3.8%
110		Accuride Corp., 8.50%, 2/01/15	104,500
45	[1]	Ashtead Capital, Inc., 9.00%, 8/15/16	45,225
		AutoNation, Inc.,
110		7.00%, 4/15/14	102,850
110	[2]	7.36%, 4/15/13	102,300
1,000		DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,058,852
350		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	343,000
275		Lear Corp., Ser. B, 8.75%, 12/01/16	254,375
200		Metaldyne Corp., 11.00%, 11/01/13	196,000
1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,389,500
		Total Automotive	3,596,602
		Basic Materials—5.5%
320		AK Steel Corp., 7.75%, 6/15/12	316,800
220		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	173,800
180	[1]	American Pacific Corp., 9.00%, 2/01/15	178,200
60	[2]	Bowater, Inc., 8.36%, 3/15/10	56,700
150		CPG Intl. I, Inc., 10.50%, 7/01/13	145,500
20		Chemtura Corp., 6.875%, 6/01/16	18,450
40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	37,300
130	[1]	FMG Finance Ltd., 10.625%, 9/01/16 (Australia)	148,850
		Freeport-McMoRan Copper & Gold, Inc.,
685		8.375%, 4/01/17	719,250
240	[2]	8.564%, 4/01/15	247,200
		Huntsman LLC,
99		12.00%, 7/15/12	108,900
50		11.625%, 10/15/10	53,125
595	[1]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	544,425
980		Innophos, Inc., 8.875%, 8/15/14	984,900
135	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	128,250
		Lyondell Chemical Co.,
120		8.00%, 9/15/14	128,400
130		10.50%, 6/01/13	140,400
530		NewPage Corp., 10.00%, 5/01/12	540,600
475	[2]	Nova Chemicals Corp., 8.484%, 11/15/13 (Canada)	463,125
170		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	160,650
5	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	5,100
		Total Basic Materials	5,299,925
		Building & Development—0.7%
465		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	465,000
140		Nortek, Inc., 8.50%, 9/01/14	120,400
125		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	125,625
		Total Building & Development	711,025
		Commercial Services—0.1%
120	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	115,200
		Conglomerates—0.4%
325		Honeywell Intl., Inc., 7.50%, 3/01/10	343,668
		Consumer Products—4.6%
350	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	346,500
20	[2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	19,200
60	[1]	Beverages & More, Inc., 9.50%, 3/01/12	58,800
210	[1]	Dollar General Corp., 10.625%, 7/15/15	185,850
		General Nutrition Centers, Inc.,
360	[1]	9.796%, 3/15/14	334,800
290	[1]	10.75%, 3/15/15	274,050
369		Lazy Days RV Center, Inc., 11.75%, 5/15/12	357,930
		Michaels Stores, Inc.,
340	[1]	10.00%, 11/01/14	329,800
430	[1]	11.375%, 11/01/16	414,950
500		Pantry, Inc. (The), 7.75%, 2/15/14	470,000
100		Quiksilver, Inc., 6.875%, 4/15/15	88,500
200		Reynolds American, Inc., 7.625%, 6/01/16	206,453
510		Rite Aid Corp., 7.50%, 3/01/17	467,925
270	[1]	Sally Holdings LLC, 10.50%, 11/15/16	255,150
600		United Rentals NA, Inc., 7.00%, 2/15/14	610,500
		Total Consumer Products	4,420,408
		Containers & Packaging—1.6%
		Berry Plastics Holding Corp.,
190		8.875%, 9/15/14	182,400
130	[2]	9.235%, 9/15/14	124,800
250		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	246,250
55		Graham Packaging Co., Inc., 8.50%, 10/15/12	51,425
260	[1,2]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	260,000
565		Pregis Corp., 12.375%, 10/15/13	627,150
		Total Containers & Packaging	1,492,025
		Ecological Services & Equipment—2.2%
1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,515,000
550		Waste Services, Inc., 9.50%, 4/15/14	558,250
		Total Ecological Services & Equipment	2,073,250
		Energy—11.3%
100		Berry Petroleum Co., 8.25%, 11/01/16	96,500
250		Chaparral Energy, Inc., 8.50%, 12/01/15	224,375
		Chesapeake Energy Corp.,
20		6.875%, 11/15/20	18,625
130		6.375%, 6/15/15	122,037
		Compagnie Generale de Geophysique-Veritas, (France)
70		7.75%, 5/15/17	68,250
65		7.50%, 5/15/15	63,375
255		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	238,425
1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,089,947
732	[1]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	706,018
250		DTE Energy Co., 7.05%, 6/01/11	260,545
1,000		Dominion Resources, Inc., 5.70%, 9/17/12	999,838
125		Edison Mission Energy, 7.50%, 6/15/13	120,625
175		El Paso Natural Gas Co., 8.875%, 6/15/32	202,542
31		Elwood Energy LLC, 8.159%, 7/05/26	31,190

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Energy— (cont'd)
		Encore Acquisition Co.,
$ 30		6.00%, 7/15/15	$25,800
40		7.25%, 12/01/17	36,000
275		Exco Resources, Inc., 7.25%, 1/15/11	272,937
1,075		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,168,655
360	[1]	Forest Oil Corp., 7.25%, 6/15/19	335,700
60		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	55,800
225		KCS Energy, Inc., 7.125%, 4/01/12	220,500
426		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	439,586
185		Mirant Americas Generation LLC, 8.30%, 5/01/11	181,300
		NRG Energy, Inc.,
50		7.25%, 2/01/14	48,250
285		7.375%, 2/01/16	275,025
320	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	320,000
250		Occidental Petroleum Corp., 6.75%, 1/15/12	264,685
140		Orion Power Holdings, Inc., 12.00%, 5/01/10	151,900
1,000		Progress Energy, Inc., 7.75%, 3/01/31	1,152,868
25		Reliant Energy, Inc., 6.75%, 12/15/14	24,625
305	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	289,750
275	[1]	SemGroup LP, 8.75%, 11/15/15	270,875
260	[1,2]	Stone Energy Corp., 9.11%, 7/15/10	259,350
400	[1]	Targa Resources, Inc., 8.50%, 11/01/13	443,466
330		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	308,850
25		Williams Cos., Inc., 7.125%, 9/01/11	25,000
		Total Energy	10,813,214
		Entertainment & Leisure—1.1%
200		AMC Entertainment, Inc., 11.00%, 2/01/16	206,500
60		Cinemark, Inc., %, 3/15/14	54,000
225	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	230,625
215		Harrah's Operating Co., Inc., 5.75%, 10/01/17	152,650
190		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	187,150
155		Travelport LLC, 9.875%, 9/01/14	157,325
115		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	106,662
		Total Entertainment & Leisure	1,094,912
		Financial Institutions—14.1%
103		AES Ironwood LLC, 8.857%, 11/30/25	108,288
		American Real Estate Partners LP/American Real Estate Finance Corp.,
860		8.125%, 6/01/11	825,600
230		7.125%, 2/15/13	216,200
100	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	99,000
1,600	[2]	Ford Motor Credit Co., 6.93%, 1/15/10	1,499,166
		Ford Motor Credit Co. LLC,
150	[2]	8.11%, 1/13/12	143,226
250		7.80%, 6/01/12	238,026
1,500		HSBC Bank, Inc., 3.875%, 9/15/09	1,454,618
175		iPayment, Inc., 9.75%, 5/15/14	167,125
572	[1]	iPayment Investors LP, 11.625%, 7/15/14	572,201
225		K&F Acquisition, Inc., 7.75%, 11/15/14	241,875
325		MetLife, Inc., 6.125%, 12/01/11	333,527
		Momentive Performance Materials, Inc.,
30	[1]	9.75%, 12/01/14	28,800
555	[1]	10.125%, 12/01/14	536,963
		Rainbow National Services LLC,
210	[1]	8.75%, 9/01/12	215,250
2,245	[1]	10.375%, 9/01/14	2,447,050
320		Standard Aero Holdings, Inc., 8.25%, 9/01/14	336,000
618[3]		Structured Asset Receivable Trust, 1.649%, 1/21/10	617,815
1,000	[1]	TIAA Global Markets, Inc., 3.875%, 1/22/08	992,159
50	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	50,250
2,000		Wells Fargo & Co., 3.50%, 4/04/08	1,973,072
425	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	357,000
		Total Financial Institutions	13,453,211
		Health Care—3.3%
1,000		Merck & Co., Inc., 4.375%, 2/15/13	944,276
280		Tenet Healthcare Corp., 6.50%, 6/01/12	233,800
1,000		WellPoint, Inc., 5.95%, 12/15/34	936,032
1,000		Wyeth, 6.50%, 2/01/34	1,010,120
		Total Health Care	3,124,228
		Industrials—2.0%
260	[1]	AGY Holding Corp., 11.00%, 11/15/14	267,800
100		Hexcel Corp., 6.75%, 2/01/15	95,000
300		Park-Ohio Industries, Inc., 8.375%, 11/15/14	279,000
		RBS Global, Inc./Rexnord Corp.,
350		9.50%, 8/01/14	337,750
225		11.75%, 8/01/16	225,000
470	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	460,600
255		Trimas Corp., 9.875%, 6/15/12	253,725
		Total Industrials	1,918,875
		Media—14.7%
1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,077,156
400		Adelphia Communications Corp., 10.50%, 12/31/49	131,000
		Affinion Group, Inc.,
435		10.125%, 10/15/13	437,175
220		11.50%, 10/15/15	221,100
125		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	113,750
215		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	215,000
500		CMP Susquehanna Corp., 9.875%, 5/15/14	465,000
120	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	120,600
80		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	76,800
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
515		10.25%, 9/15/10	524,012
105		Ser. B, 10.25%, 9/15/10	106,575
1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,024,292
50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	52,500
100		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	101,500
		EchoStar DBS Corp.,
550		5.75%, 10/01/08	545,875
210		7.00%, 10/01/13	201,600
45		7.125%, 2/01/16	42,525
500	[1,2]	ION Media Networks, Inc., 8.61%, 1/15/12	495,000
485		Idearc, Inc., 8.00%, 11/15/16	459,538
405		Network Communications, Inc., 10.75%, 12/01/13	405,000
1,500		News America, Inc., 6.20%, 12/15/34	1,377,241
560		Nexstar Finance, Inc., 7.00%, 1/15/14	543,200
		Nielsen Finance LLC/Nielsen Finance Co.,
220	[1]	Zero Coupon, 8/01/16	144,100
710	[1]	10.00%, 8/01/14	717,100
320		Primedia, Inc., 8.00%, 5/15/13	336,400
945		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	919,012
70		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	65,363
80		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	76,400
1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,094,429

BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Media— (cont'd)
$ 750	[1]	TL Acquisitions, Inc., 10.50%, 1/15/15	$690,000
375	[1]	Univision Communications, Inc., 9.75%, 3/15/15	341,250
445		Vertis, Inc., 9.75%, 4/01/09	443,888
85		Viacom, Inc., 6.625%, 5/15/11	87,319
420		Young Broadcasting, Inc., 10.00%, 3/01/11	382,200
		Total Media	14,033,900
		Real Estate—0.5%
500		ERP Operating LP, 6.95%, 3/02/11	521,889
		Technology—4.6%
		Amkor Technology, Inc.,
50		7.75%, 5/15/13	45,625
90		9.25%, 6/01/16	86,400
565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	508,500
		Freescale Semiconductor, Inc.,
970	[1]	9.125%, 12/15/14	856,025
100	[1,2]	9.235%, 12/15/14	91,750
100	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,500
540		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	468,450
		Sanmina-SCI Corp.,
15		6.75%, 3/01/13	13,200
330	[4]	8.125%, 3/01/16	292,050
200		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	184,000
		SunGard Data Systems, Inc.,
140		9.125%, 8/15/13	140,700
610		10.25%, 8/15/15	610,000
1,010		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	999,900
		Total Technology	4,408,100
		Telecommunications—12.4%
190		Cincinnati Bell, Inc., 7.25%, 7/15/13	187,150
280		Cricket Communications, Inc., 9.375%, 11/01/14	276,150
		Digicel Group Ltd. (Bermuda)
170	[1]	8.875%, 1/15/15	156,400
540	[1]	9.125%, 1/15/15	496,509
130	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	127,400
355		Intelsat Corp., 9.00%, 6/15/16	355,888
		Intelsat Ltd. (Bermuda)
85	[2]	8.886%, 1/15/15	85,425
300		9.25%, 6/15/16	306,000
170		11.25%, 6/15/16	177,650
730	[2]	11.409%, 6/15/13	759,200
240		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	240,600
500	[1]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	495,000
		Nortel Networks Ltd. (Canada)
135	[1]	10.125%, 7/15/13	139,725
390	[1,2]	9.61%, 7/15/11	394,875
125		PanAmSat Corp., 9.00%, 8/15/14	125,781
		Qwest Corp.,
200		7.875%, 9/01/11	203,000
340	[2]	8.61%, 6/15/13	351,900
1,500		SBC Communications, Inc., 6.45%, 6/15/34	1,485,495
1,000		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	924,498
2,000		Verizon New England, Inc., 6.50%, 9/15/11	2,057,668
1,000		Vodafone Group Plc, 7.75%, 2/15/10 (United Kingdom)	1,050,192
590		West Corp., 11.00%, 10/15/16	587,050
250	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	257,500
		Windstream Corp.,
360		8.125%, 8/01/13	364,050
220		8.625%, 8/01/16	222,750
		Total Telecommunications	11,827,856
		Transportation—2.4%
125		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	123,750
80		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	80,000
475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	441,750
500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	524,098
39		Horizon Lines LLC, 9.00%, 11/01/12	41,438
425	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	431,375
300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	306,750
440	[1]	St. Acquisition Corp., 12.50%, 5/15/17	312,400
		Total Transportation	2,261,561
		Total Corporate Bonds	87,947,810
		U.S. Government and Agency Securities—3.8%
		U.S. Treasury Bonds,
130		4.75%, 2/15/37	126,547
410		5.375%, 2/15/31	432,838
		U.S. Treasury Notes,
810		4.125%, 8/15/10	800,128
1,075		4.25%, 8/15/13-8/15/15	1,052,199
550		4.875%, 8/15/16	553,352
710		4.75%, 5/15/14	712,108
		Total U.S. Government and Agency Securities	3,677,172
		Trust Preferred Stock—0.8%
650	[1,2,5]	Barclays Bank Plc, 8.55% (United Kingdom)	719,602
50		Superior Essex Holding Corp., Ser. A, 9.50%,	40,000
		Total Trust Preferred Stock	759,602
Shares
		Common Stocks—0.3%
396,568	[6]	Adelphia Recovery Trust	33,708
947	[6]	Critical Care Systems Intl., Inc.	5,919
5,886	[6]	Time Warner Cable, Inc.,	224,963
		Total Common Stocks	264,590
		Total Long-Term Investments
		(cost $94,960,887)	92,649,174
		SHORT-TERM INVESTMENT—1.2%
		U.S. Government and Agency Discount Notes—1.2%
1,150	[7]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07 (cost $1,150,000)	1,150,000
Total Investments—98.1% (cost $96,110,8878)			$93,799,174
Other assets in excess of liabilities—1.9%			1,845,704
Net Assets—100%			$95,644,878

BlackRock Strategic Bond Trust (BHD) (continued)
(Percentages shown are based on Net Assets)

[1]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 20.0% of its net assets, with a current market value of $19,168,368, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of July 31, 2007.

[3]	Illiquid security. As of July 31, 2007 the Trust held 0.6% of its net assets, with a current market value of $617,815, in these securities.

[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[5]	The security is a perpetual bond and has no stated maturity date.

[6]	Non-income producing security.

[7]	Rate shown is the yield to maturity as of the date of purchase.

[8]	Cost for federal income tax purposes is $96,186,712. The net unrealized depreciation on a tax basis is $2,387,538, consisting of $997,552 gross unrealized appreciation and $3,385,090 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke, Treasurer of BlackRock Strategic Bond Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito, President (principal executive officer) of BlackRock Strategic Bond Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke, Treasurer (principal financial officer) of BlackRock Strategic Bond Trust

Date: September 20, 2007